Investment Objectives and Goals - Defiance Trillion Dollar Club Index ETF	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE TRILLION DOLLAR CLUB INDEX ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Trillion Dollar Club Index ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the BITA Trillion Dollar Club Index (the “Index”).